Supplement to the
Fidelity® Select Portfolios®
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Richard Malnight has replaced Mahmoud Sharaf as the portfolio manager of Chemicals Portfolio.

Kyle Weaver no longer serves as a lead portfolio manager of Wireless Portfolio. Harlan Carere no longer serves as co-manager of Wireless Portfolio. Matthew Drukker serves as portfolio manager of Wireless Portfolio.

Deena Friedman no longer serves as co-manager of Retailing Portfolio. Nicola Stafford serves as portfolio manager of Retailing Portfolio.

Neil Nabar has replaced Holger Boerner as the portfolio manager of Construction and Housing Portfolio.

Matt Reed and John Sheehy serve as co-managers of Banking Portfolio.

Janet Glazer and Tobias Welo have replaced Boris Shepov as co-managers of Industrial Equipment Portfolio.

The following information replaces similar information found in the "Trustees and Officers" section.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board (if any) for his or her services for the fiscal year ended February 29, 2016, or calendar year ended December 31, 2015, as applicable.

Compensation Table (1)
AGGREGATE COMPENSATION FROM A FUND	Donald F.Donahue (2)	David A.Rosow	Garnett A.Smith	Michael E.Wiley
Air Transportation Portfolio	$758	$2,133	$2,059	$2,330
Automotive Portfolio	$197	$521	$503	$569
Banking Portfolio	$1,383	$3,004	$2,902	$3,284
Biotechnology Portfolio (3)	$29,382	$67,986	$65,672	$74,322
Brokerage and Investment Management Portfolio (4)	$862	$2,329	$2,249	$2,546
Chemicals Portfolio (5)	$2,328	$6,075	$5,863	$6,636
Communications Equipment Portfolio	$396	$1,018	$983	$1,112
Computers Portfolio (6)	$1,025	$2,855	$2,756	$3,120
Construction and Housing Portfolio	$1,079	$2,229	$2,153	$2,435
Consumer Discretionary Portfolio	$2,564	$5,492	$5,305	$6,002
Consumer Finance Portfolio	$221	$559	$539	$610
Consumer Staples Portfolio (7)	$5,810	$13,337	$12,878	$14,570
Defense and Aerospace Portfolio (8)	$1,818	$4,220	$4,074	$4,609
Electronics Portfolio (9)	$3,024	$8,472	$8,173	$9,252
Energy Portfolio (10)	$3,871	$9,415	$9,089	$10,286
Energy Service Portfolio (11)	$1,041	$2,815	$2,716	$3,075
Environment and Alternative Energy Portfolio	$158	$375	$362	$410
Financial Services Portfolio	$2,593	$6,183	$5,971	$6,757
Gold Portfolio (12)	$1,771	$4,306	$4,156	$4,703
Health Care Portfolio (13)	$18,558	$45,062	$43,522	$49,254
Health Care Services Portfolio (14)	$2,016	$4,472	$4,320	$4,888
Industrial Equipment Portfolio	$287	$758	$731	$827
Industrials Portfolio (15)	$2,302	$5,232	$5,052	$5,717
Insurance Portfolio	$979	$2,037	$1,968	$2,226
IT Services Portfolio	$3,934	$6,866	$6,632	$7,499
Leisure Portfolio	$967	$2,149	$2,076	$2,349
Materials Portfolio (16)	$3,233	$8,181	$7,899	$8,940
Medical Equipment and Systems Portfolio (17)	$4,109	$9,568	$9,240	$10,455
Multimedia Portfolio	$1,429	$3,493	$3,373	$3,817
Natural Gas Portfolio (18)	$657	$1,921	$1,854	$2,099
Natural Resources Portfolio (19)	$1,137	$2,982	$2,879	$3,258
Pharmaceuticals Portfolio (20)	$4,224	$9,697	$9,368	$10,600
Retailing Portfolio	$3,471	$5,930	$5,725	$6,472
Software and IT Services Portfolio (21)	$6,387	$13,827	$13,351	$15,105
Technology Portfolio (22)	$6,062	$13,326	$12,867	$14,559
Telecommunications Portfolio	$1,134	$2,174	$2,100	$2,375
Transportation Portfolio	$980	$3,104	$2,995	$3,391
Utilities Portfolio	$1,405	$3,604	$3,479	$3,937
Wireless Portfolio	$470	$1,135	$1,096	$1,240
TOTAL COMPENSATION FROM THE FUND COMPLEX (23)	$99,000	$392,000	$378,500	$428,500

(1)  Brian B. Hogan is an interested person and is compensated by Fidelity.

(2)  Effective October 1, 2015, Mr. Donahue serves as a Member of the Advisory Board.

(3)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $19,741, Garnett A. Smith, $60,549, and Michael E. Wiley, $59,101.

(4)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $576, Garnett A. Smith, $2,078, and Michael E. Wiley, $2,023.

(5)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,612, Garnett A. Smith, $5,409, and Michael E. Wiley, $5,267.

(6)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $689, Garnett A. Smith, $2,547, and Michael E. Wiley, $2,477.

(7)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $4,004, Garnett A. Smith, $11,845, and Michael E. Wiley, $11,561.

(8)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,265, Garnett A. Smith, $3,749, and Michael E. Wiley, $3,658.

(9)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,098, Garnett A. Smith, $7,548, and Michael E. Wiley, $7,341.

(10)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,664, Garnett A. Smith, $8,379, and Michael E. Wiley, $8,168.

(11)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $707, Garnett A. Smith, $2,508, and Michael E. Wiley, $2,441.

(12)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,219, Garnett A. Smith, $3,827, and Michael E. Wiley, $3,730.

(13)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $12,454, Garnett A. Smith, $40,123, and Michael E. Wiley, $39,125.

(14)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,375, Garnett A. Smith, $3,975, and Michael E. Wiley, $3,882.

(15)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $1,587, Garnett A. Smith, $4,654, and Michael E. Wiley, $4,543.

(16)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,208, Garnett A. Smith, $7,289, and Michael E. Wiley, $7,101.

(17)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,811, Garnett A. Smith, $8,508, and Michael E. Wiley, $8,302.

(18)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $445, Garnett A. Smith, $1,714, and Michael E. Wiley, $1,665.

(19)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $776, Garnett A. Smith, $2,657, and Michael E. Wiley, $2,587.

(20)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $2,838, Garnett A. Smith, $8,628, and Michael E. Wiley, $8,423.

(21)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $4,469, Garnett A. Smith, $12,280, and Michael E. Wiley, $12,001.

(22)  Compensation figures include cash and may include amounts elected to be deferred. Certain individuals' aggregate compensation from the fund includes accrued voluntary deferred compensation as follows: Donald F. Donahue, $4,229, Garnett A. Smith, $11,839, and Michael E. Wiley, $11,566.

(23)  Reflects compensation received for the calendar year ended December 31, 2015 for 75 funds of 4 trusts. Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Donald F. Donahue, $40,192; Garnett A. Smith, $248,091; and Michael E. Wiley, $240,000.

The following information replaces similar information found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Ms. Glazer as of April 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$190	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Industrial Equipment Portfolio ($190 (in millions) assets managed).

As of April 30, 2016, the dollar range of shares of Industrial Equipment Portfolio beneficially owned by Ms. Glazer was none.

The following table provides information relating to other accounts managed by Mr. Nabar as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$460	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Construction and Housing Portfolio ($460 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of Construction and Housing Portfolio beneficially owned by Mr. Nabar was none.

The following table provides information relating to other accounts managed by Mr. Reed as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$611	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Banking Portfolio ($611 (in millions) assets managed).

As of September 30, 2016, the dollar range of shares of Banking Portfolio beneficially owned by Mr. Reed was $50,001 - $100,000.

The following table provides information relating to other accounts managed by Mr. Welo as of April 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$7,842	none	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,138	none	none

* Includes Industrial Equipment Portfolio ($190 (in millions) assets managed).

As of April 30, 2016, the dollar range of shares Industrial Equipment Portfolio beneficially owned by Mr. Welo was none.

The following table provides information relating to other accounts managed by Ms. Stafford as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,982	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Retailing Portfolio ($1,982 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Retailing Portfolio beneficially owned by Ms. Stafford was none.

The following table provides information relating to other accounts managed by Mr. Drukker as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$1,508	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$202	none	none

* Includes Wireless Portfolio ($215 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Wireless Portfolio beneficially owned by Mr. Drukker was none.

The following table provides information relating to other accounts managed by Mr. Malnight as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$1,317	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Chemicals Portfolio ($1,317 (in millions) assets managed).

As of October 31, 2016, the dollar range of shares of Chemicals Portfolio beneficially owned by Mr. Malnight was $100,001 - $500,000.

SELB-17-01 1.475630.195	January 20, 2017

Supplement to the
Fidelity® Select Portfolios®
Consumer Discretionary Sector
April 29, 2016
Prospectus

Deena Friedman no longer serves as co-manager of Retailing Portfolio. Nicola Stafford serves as portfolio manager of Retailing Portfolio.

Effective December 12, 2016, the redemption fee for Consumer Discretionary Portfolio has been removed.

Effective December 12, 2016, the redemption fee for Retailing Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate each fund’s fundamental “invests primarily” policy and to modify Automotive Portfolio's, Leisure Portfolio's, Multimedia Portfolio's and Retailing Portfolio's fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Automotive Portfolio, Leisure Portfolio, Multimedia Portfolio and Retailing Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

The following information replaces similar information for Construction and Housing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Neil Nabar (portfolio manager) has managed the fund since September 2016.

The following information replaces similar information for Retailing Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Nicola Stafford (portfolio manager) has managed the fund since October 2016.

Effective December 12, 2016, the following information replaces similar information for Automotive Portfolio, Construction and Housing Portfolio, Leisure Portfolio, and Multimedia Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information for Holger Boerner found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Neil Nabar is portfolio manager of Construction and Housing Portfolio, which he has managed since September 2016. Since joining Fidelity Investments in 2008, Mr. Nabar has worked as a research analyst, quantitative analyst, and portfolio manager.

The following information replaces the biographical information for Deena Friedman found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Nicola Stafford is portfolio manager of Retailing Portfolio, which she has managed since October 2016. Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

SELCON-17-01 1.913699.119	January 20, 2017

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee for Telecommunications Portfolio has been removed.

The Board of Trustees has approved, subject to shareholder approval, a proposal to eliminate Telecommunications Portfolio’s and Wireless Portfolio’s fundamental “invests primarily” policy and to modify Telecommunications Portfolio’s and Wireless Portfolio’s fundamental concentration policy. A meeting of the shareholders of the funds will be held during the first quarter of 2017, to vote on these proposals. If approved by shareholders, each fund will continue to have a policy that may be changed upon 60 days’ prior notice to shareholders of normally investing at least 80% of its assets in securities of companies principally engaged in specified activities suggested by its name. In addition, the fundamental concentration policy for each of Telecommunications Portfolio and Wireless Portfolio will be modified to tie to certain specified industries. If approved, the changes will take effect on March 1, 2017 or the first day of the month following the shareholder meeting.

Shareholders should read the proxy statement, which contains important information about the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s web site (www.sec.gov).

Harlan Carere no longer serves as a co-manager of Wireless Portfolio.

Kyle Weaver no longer serves as lead portfolio manager of Wireless Portfolio.

The following information replaces similar information for Wireless Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Drukker (portfolio manager) has managed the fund since October 2016.

The following information replaces the biographical information for Kyle Weaver and Harlan Carere found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Drukker is portfolio manager of Wireless Portfolio, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Drukker has worked as a research analyst and portfolio manager.

Effective December 12, 2016, the following information replaces similar information for Wireless Portfolio in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

SELTS-17-01 1.918618.114	January 20, 2017